Document and Entity Information	Apr. 12, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001802450
Document Type	8-K
Document Period End Date	Apr. 12, 2023
Entity Registrant Name	MSP RECOVERY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39445
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gable
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common stock, $0.0001 par value per share
Trading Symbol	LIFW
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LIFWW
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $0.0001 per share
Trading Symbol	LIFEWZ
Security Exchange Name	NASDAQ